9. CONVERTIBLE DEBT	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Convertible Debt
9. CONVERTIBLE DEBT

On December 7, 2015, the Company entered into a subscription agreement with an investor to sell up to $7,000,000 in convertible promissory notes of the Company. The promissory note would bear interest on the unpaid balance at a rate of 10% per annum, and became due and payable on December 7, 2016. The promissory note could have been prepaid at any time without a penalty. Pursuant to the subscription agreement, the Company issued a convertible note to the investor in the amount of $3,164,000. At any time prior to the maturity date, the investor had the right, at its option, to convert some or all of the convertible note into Common Stock. The convertible note had a conversion price of $10.00 per share. The outstanding principal amount and all accrued interest were mandatorily and automatically converted into Common Stock, at the conversion price, upon the average market price per share of Common Stock being greater than or equal to the conversion price for twenty trading days.

During the three months ended March 31, 2016, a triggering event occurred pursuant to the convertible note agreement. As such 316,400 shares of Common Stock were issued in satisfaction of the convertible note payable. For the three and six months ended June 30, 2016, the Company recorded interest expense of $31,207 on its condensed consolidated statements of operations. No interest expense was recorded for the three and six months ended June 30, 2017.

On December 7, 2015, the Company entered into a subscription agreement with an investor to sell up to $7,000,000 in convertible promissory notes of the Company. The promissory note, bears interest on the unpaid balance at a rate of 10% per annum, becomes due and payable on December 7, 2016 and may be prepaid, without penalty, at any time. Pursuant to the subscription agreement, the Company issued a convertible note to the investor in the amount of $3,164,000. At any time prior to the maturity date, the investor has the right, at its option, to convert some or all of the convertible note into Common Stock. The convertible note has a conversion price of $10.00 per share. The outstanding principal amount and all accrued interest are mandatorily and automatically converted into Common Stock, at the conversion price, upon the average market price per share of Common Stock being greater than or equal to the conversion price for twenty trading days.

On February 5, 2016, a triggering event occurred pursuant to the convertible note agreement. As such 316,400 shares of Common Stock were issued in satisfaction of the convertible note payable. As of December 31, 2016 and 2015, the Company recorded $0 and $3,164,000 as convertible note and accrued $0 and $21,671 of interest in other current liabilities in its consolidated balance sheets. The Company expensed $31,207 of interest, incurred prior to its conversion, during the year ended December 31, 2016.